Earnings (Losses) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Common Share

Basic and diluted earnings (losses) per common share are calculated as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(122,253,989)	(92,198,032)	(33,649,593)
Redeemable non-controlling interest redemption value accretion	(6,008,491)	(6,184,572)	(2,283,089)
Net loss available to common shareholders	(128,262,480)	(98,382,604)	(35,932,682)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	50,915,710	62,660,037	62,748,095
Denominator for diluted loss per share	50,915,710	62,660,037	62,748,095
Basic loss per common share from continuing operations	(2.62)	(1.57)	(0.57)
Diluted loss per common share from continuing operations	(2.62)	(1.57)	(0.57)
Basic earnings per common share from discontinued operations	0.10	—	—
Diluted earnings per common share from discontinued operations	0.10	—	—
Basic loss per common share attributable to ATA Creativity Global	(2.52)	(1.57)	(0.57)
Diluted loss per common share attributable to ATA Creativity Global	(2.52)	(1.57)	(0.57)

Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the year ended December 31, 2019, 2020 and 2021, because their effect is anti-dilutive:

	Year ended December 31,
	2019	2020	2021
Shares issuable under restricted shares and share options	402,500	827,198	810,832